Shareholder Report, Holdings (Details)	Jun. 30, 2024
Emerging Markets Growth Fund Class M | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.01%
Emerging Markets Growth Fund Class M | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.67%
Emerging Markets Growth Fund Class M | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.13%
Emerging Markets Growth Fund Class M | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.14%
Emerging Markets Growth Fund Class M | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.51%
Emerging Markets Growth Fund Class M | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Emerging Markets Growth Fund Class M | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.24%
Emerging Markets Growth Fund Class M | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%
Emerging Markets Growth Fund Class M | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%
Emerging Markets Growth Fund Class M | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%
Emerging Markets Growth Fund Class F-3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.01%
Emerging Markets Growth Fund Class F-3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.67%
Emerging Markets Growth Fund Class F-3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.13%
Emerging Markets Growth Fund Class F-3 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.14%
Emerging Markets Growth Fund Class F-3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.51%
Emerging Markets Growth Fund Class F-3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Emerging Markets Growth Fund Class F-3 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.24%
Emerging Markets Growth Fund Class F-3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%
Emerging Markets Growth Fund Class F-3 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%
Emerging Markets Growth Fund Class F-3 | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%
Emerging Markets Growth Fund Class R-6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.01%
Emerging Markets Growth Fund Class R-6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.67%
Emerging Markets Growth Fund Class R-6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.13%
Emerging Markets Growth Fund Class R-6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.14%
Emerging Markets Growth Fund Class R-6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.51%
Emerging Markets Growth Fund Class R-6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Emerging Markets Growth Fund Class R-6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.24%
Emerging Markets Growth Fund Class R-6 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%
Emerging Markets Growth Fund Class R-6 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%
Emerging Markets Growth Fund Class R-6 | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%